Expense Example, No Redemption {- Franklin LifeSmart™ Retirement Income Fund} - Franklin Retirement Income-09 - Franklin LifeSmart™ Retirement Income Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 131
3 Years	546
5 Years	987
10 Years	$ 2,212